SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2022
SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES [Abstract]
SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SCHEDULE I – CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN

INVESTMENTS IN RELATED PARTIES

(in millions)

Column A	Column B	Column C	Column D
	As of December 31, 2022
		Fair	Carrying
Type of Investment	Cost	Value	Value
Fixed Maturity Available-For-Sale Securities (1)
Bonds:
U.S. government bonds	$377	$351	$351
Foreign government bonds	339	311	311
State and municipal bonds	5,198	4,885	4,885
Public utilities	13,730	12,084	12,084
All other corporate bonds	75,220	67,082	67,082
Mortgage-backed and asset-backed securities	15,724	14,402	14,402
Hybrid and redeemable preferred securities	356	350	350
Total fixed maturity available-for-sale securities	110,944	99,465	99,465

Equity Securities
Common stocks:
Banks, trusts and insurance companies	48	47	47
Industrial, miscellaneous and all other	55	146	146
Non-redeemable preferred securities	285	234	234
Total equity securities	388	427	427

Trading securities	3,782	3,446	3,446
Mortgage loans on real estate (2)	18,336	16,477	18,211
Policy loans	2,345	N/A	2,345
Derivative investments	1,869	3,519	3,519
Other investments	3,577	3,577	3,577
Total investments	$141,241		$130,990

(1)For investments deemed to have declines in value that are impairment-related, an allowance for credit losses is recorded to reduce the carrying value to their estimated realizable value.

(2)Mortgage loans on real estate are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses. We carry certain mortgage loans at fair value where the fair value option has been elected.